Document and Entity Information	Nov. 14, 2022
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 14, 2022 (“Original Filing”). The sole purpose of this Amendment is to furnish Exhibit 10.1, which was inadvertently omitted in the Original Filing as a result of a clerical error. Other than as described above, this Amendment does not modify or update any disclosures in or exhibits to the Original Filing nor does it reflect any events that may have occurred subsequent to the Original Filing.
Document Period End Date	Nov. 14, 2022
Entity File Number	001-38807
Entity Registrant Name	Chemomab Therapeutics Ltd.
Entity Central Index Key	0001534248
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Kiryat Atidim, Building 7
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6158002
City Area Code	972
Local Phone Number	77-331-0156
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
American Depositary Shares, each representing twenty (20) ordinary shares, no par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing twenty (20) ordinary shares, no par value per share
Trading Symbol	CMMB
Security Exchange Name	NASDAQ
Ordinary shares, no par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	N/A
Security Exchange Name	NASDAQ